Operating expenses	9 Months Ended
Sep. 30, 2021
Operating expenses

11. Operating expenses

The nature of the Company’s operating expenses from operations include the following:

	Nine months ended September 30,
	2021	2020
	$	$
Key management personnel:
Salaries and short-term employee benefits	968	834
Consultant fees	125	137
Share-based compensation costs	278	143
Post-employment benefits including defined contribution plan benefits of $23 in 2021 and $15 in 2020	38	41
	1,409	1,155
Other employees:
Salaries and short-term employee benefits	734	837
Post-employment benefits including defined contribution plan benefits of $13 in 2021 and $16 in 2020	114	141
Share-based compensation costs	14	(98)
	862	880
Cost of inventory used and services provided	72	907
Professional fees	2,053	1,380
Consulting fees	397	419
Insurance	661	645
Third-party research and development	838	175
Travel	57	51
Marketing services	212	32
Laboratory supplies	96	24
Other goods and services	115	72
Leasing costs	92	104
Gain on modification of building lease	—	(219)
Depreciation and amortization	105	178
Operating foreign exchange losses (gains)	66	(60)
	7,035	5,743

NOTES TO CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

AS AT SEPTEMBER 30, 2021 AND FOR THE THREE AND NINE MONTHS ENDED SEPTEMBER 30, 2021 AND 2020

(amounts in thousands of US dollars, except share/option/warrant and per share/option/warrant data and as otherwise noted)

(Unaudited)